Foreign currency translation reserve - summary of movement of the reserve of disposal group classified as held for sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency translation reserve
As of 1 January	$ 2,372,514
Currency translation difference	278,592	$ (4,871,943)	$ (5,299,295)
Disposal of a subsidiary			1,931,774
As of 31 December	2,294,456	2,372,514
Reserve of disposal groups classified as held for sale
Foreign currency translation reserve
As of 1 January	2,372,514	2,106,737	(492,474)
Currency translation difference	(78,058)	265,777	953,002
Transfer from foreign currency translation reserve.			866,512
Disposal of a subsidiary			779,697
As of 31 December	$ 2,294,456	$ 2,372,514	$ 2,106,737